Operating Expenses - Schedule of Operating Expenses (Details) - CAD ($) $ in Thousands		3 Months Ended
		Mar. 31, 2026	Mar. 31, 2025
Schedule of Operating Expenses [Abstract]
Compensation and employee benefits	[1]	$ 24,488	$ 26,073
Other operating expenses	[2]	22,218	20,251
Cost of third-party satellites	[3]	6,789	6,111
Cost of equipment sales	[4]	1,841	607
Operating expenses		$ 55,336	$ 53,042

[1]	Compensation and employee benefits included salaries, bonuses, commissions, post-employment benefits and charges arising from share-based compensation.
[2]	Other operating expenses included general and administrative expenses, marketing expenses, in-orbit insurance expenses, professional fees and facility costs. The balance for the three months ended March 31, 2026 included $0.4 million of leases not capitalized due to exemptions and variable lease payments not included in the measurement of the lease liabilities (three months ended March 31, 2025 — $0.8 million).
[3]	Cost of equipment sales included the cost of equipment and other costs directly attributable to fulfilling the Company’s obligations under customer contracts, excluding the cost of third-party satellite capacity.
[4]	Cost of third-party satellites included the cost of third-party satellite capacity acquired to fulfill customer capacity requirements.